   As filed with the Securities and Exchange Commission on December 19, 2008

                                                File Nos. 333-149656; 811-22191

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


    Registration Statement Under The Securities
                    Act of 1933                                            [X]
                          Pre-Effective
                          Amendment No. 1                                  [_]
                          Post-Effective
                          Amendment No. 2                                  [X]

                       and/or

                    Registration
  Statement Under the Investment Company Act of 1940                       [X]
                  Amendment No. 3                                          [X]
          (Check Appropriate Box or Boxes)


                Genworth Life of New York VA Separate Account 2
                          (Exact Name of Registrant)

                  Genworth Life Insurance Company of New York
                              (Name of Depositor)

             666 Third Avenue, 9th Floor, New York, New York 10017 (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life Insurance Company of New York
                             6610 W. Broad Street
                           Richmond, Virginia 23230
                    (Name and Address of Agent for Service)

          -------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on [date] pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                     SUPPLEMENT DATED DECEMBER 19, 2008 TO

                       PROSPECTUS DATED JUNE 9, 2008 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

A. Portfolio Not Available to New Contracts

The Franklin Templeton Fund Allocator Series - Franklin Templeton Founding Funds Allocation Fund - Class A is not available as an investment option under contracts issued on or after January 5, 2009. In addition, the Portfolio is not available as part of the Investment Strategy for any contract issued with a Living Benefit Rider (Lifetime Income Plus 2008 and Lifetime Income Plus Solution) on or after January 5, 2009. Specifically, the Portfolio will not be available as a Designated Subaccount or as part of the Build Your Own Asset Allocation Model for any contract issued with a Living Benefit Rider on or after January 5, 2009.

The prospectus is revised accordingly.

B. Charges for Lifetime Income Plus Solution

For contracts issued with Lifetime Income Plus Solution before January 5, 2009, we currently assess the following charges for Lifetime Income Plus Solution, calculated and deducted as described below:



Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract      0.85% of benefit base
-------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit - Annuitant Age 45-70
  Single or Joint Annuitant Contract      0.85% of benefit base plus
                                          0.15% of value of Principal Protection Death Benefit
-------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit - Annuitant Age 71-85
  Single or Joint Annuitant Contract      0.85% of benefit base plus
                                          0.40% of value of Principal Protection Death Benefit
-------------------------------------------------------------------------------------------------



45150NY SUPPB 12/19/08

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009, we currently assess the following charges for Lifetime Income Plus Solution, calculated and deducted as described below:



Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract       0.95% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit - Annuitant Age 45-70
  Single or Joint Annuitant Contract     0.95% of benefit base plus
                                         0.20% of value of Principal Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit - Annuitant Age 71-85
  Single or Joint Annuitant Contract       0.95% of benefit base plus
                                           0.50% of value of Principal Protection Death Benefit
--------------------------------------------------------------------------------------------------



You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals Contract Value. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals your initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

The prospectus is revised accordingly.

C. Examples for Lifetime Income Plus Solution

The following examples for Lifetime Income Plus Solution are for contracts issued with Lifetime Income Plus Solution on or after January 5, 2009.

       Examples

       The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

          (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

          (5) the contract earns a net return of -2% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.


                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    55           $100,000        $     0       $97,022       $100,000    $100,000    $106,000      $106,000     $100,000
    56             97,022              0        94,045        100,000     100,000     112,360       112,360      100,000
    57             94,045              0        91,065        100,000     100,000     119,102       119,102      100,000
    58             91,065              0        88,079        100,000     100,000     126,248       126,248      100,000
    59             88,079              0        85,083        100,000     100,000     133,823       133,823      100,000
    60             85,083              0        82,072        100,000     100,000     141,852       141,852      100,000
    61             82,072              0        79,043        100,000     100,000     150,363       150,363      100,000
    62             79,043              0        75,992        100,000     100,000     159,385       159,385      100,000
    63             75,992              0        72,913        100,000     100,000     168,948       168,948      100,000
    64             72,913              0        69,802        100,000     100,000     179,085       179,085      100,000
    65             69,802         11,000        55,631        200,000     100,000     189,830       200,000       83,491
    66             55,631         11,000        41,632        200,000     100,000     189,830       200,000       66,042
    67             41,632         11,000        27,884        200,000     100,000     189,830       200,000       47,359
    68             27,884         11,000        14,411        200,000     100,000     189,830       200,000       26,858
    69             14,411         11,000         1,207        200,000     100,000     189,830       200,000        2,655
    70              1,207         11,000             0        200,000     100,000     189,830       200,000            0
    71                  0         11,000             0        200,000     100,000     189,830       200,000            0
    72                  0         11,000             0        200,000     100,000     189,830       200,000            0
    73                  0         11,000             0        200,000     100,000     189,830       200,000            0
    74                  0         11,000             0        200,000     100,000     189,830       200,000            0
    75                  0         11,000             0        200,000     100,000     189,830       200,000            0
    76                  0         11,000             0        200,000     100,000     189,830       200,000            0
    77                  0         11,000             0        200,000     100,000     189,830       200,000            0
    78                  0         11,000             0        200,000     100,000     189,830       200,000            0
    79                  0         11,000             0        200,000     100,000     189,830       200,000            0
    80                  0         11,000             0        200,000     100,000     189,830       200,000            0
    81                  0         11,000             0        200,000     100,000     189,830       200,000            0
    82                  0         11,000             0        200,000     100,000     189,830       200,000            0
    83                  0         11,000             0        200,000     100,000     189,830       200,000            0
    84                  0         11,000             0        200,000     100,000     189,830       200,000            0
    85                  0         11,000             0        200,000     100,000     189,830       200,000            0
    86                  0         11,000             0        200,000     100,000     189,830       200,000            0
    87                  0         11,000             0        200,000     100,000     189,830       200,000            0
    88                  0         11,000             0        200,000     100,000     189,830       200,000            0
    89                  0         11,000             0        200,000     100,000     189,830       200,000            0
    90                  0         11,000             0        200,000     100,000     189,830       200,000            0
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

          (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

          (5) the contract earns a net return of -2% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.


                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    55           $100,000        $     0       $96,823       $100,000    $100,000    $106,000      $106,000     $100,000
    56             96,823              0        93,652        100,000     100,000     112,360       112,360      100,000
    57             93,652              0        90,481        100,000     100,000     119,102       119,102      100,000
    58             90,481              0        87,308        100,000     100,000     126,248       126,248      100,000
    59             87,308              0        84,129        100,000     100,000     133,823       133,823      100,000
    60             84,129              0        80,939        100,000     100,000     141,852       141,852      100,000
    61             80,939              0        77,734        100,000     100,000     150,363       150,363      100,000
    62             77,734              0        74,511        100,000     100,000     159,385       159,385      100,000
    63             74,511              0        71,263        100,000     100,000     168,948       168,948      100,000
    64             71,263              0        67,987        100,000     100,000     179,085       179,085      100,000
    65             67,987         11,000        53,653        200,000     100,000     189,830       200,000       89,000
    66             53,653         11,000        39,518        200,000     100,000     189,830       200,000       78,000
    67             39,518         11,000        25,657        200,000     100,000     189,830       200,000       67,000
    68             25,657         11,000        12,095        200,000     100,000     189,830       200,000       56,000
    69             12,095         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                  0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                  0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                  0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                  0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                  0         11,000             0        200,000     100,000     189,830       200,000            0
    75                  0         11,000             0        200,000     100,000     189,830       200,000            0
    76                  0         11,000             0        200,000     100,000     189,830       200,000            0
    77                  0         11,000             0        200,000     100,000     189,830       200,000            0
    78                  0         11,000             0        200,000     100,000     189,830       200,000            0
    79                  0         11,000             0        200,000     100,000     189,830       200,000            0
    80                  0         11,000             0        200,000     100,000     189,830       200,000            0
    81                  0         11,000             0        200,000     100,000     189,830       200,000            0
    82                  0         11,000             0        200,000     100,000     189,830       200,000            0
    83                  0         11,000             0        200,000     100,000     189,830       200,000            0
    84                  0         11,000             0        200,000     100,000     189,830       200,000            0
    85                  0         11,000             0        200,000     100,000     189,830       200,000            0
    86                  0         11,000             0        200,000     100,000     189,830       200,000            0
    87                  0         11,000             0        200,000     100,000     189,830       200,000            0
    88                  0         11,000             0        200,000     100,000     189,830       200,000            0
    89                  0         11,000             0        200,000     100,000     189,830       200,000            0
    90                  0         11,000             0        200,000     100,000     189,830       200,000            0
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

          (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

          (5) at age 70, the owner takes an excess withdrawal of $10,000;

          (6) the contract earns a net return of 8% before rider charges are deducted; and

          (7) the owner dies upon reaching age 90.


                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    52           $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    53            106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    54            114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    55            122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    56            131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    57            140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    58            149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    59            160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    60            171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    61            183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    62            196,456              0        210,180       100,000     196,456     208,243       208,243      210,180
    63            210,180              0        224,863       100,000     210,180     222,791       222,791      224,863
    64            224,863              0        240,572       100,000     224,863     238,355       238,355      240,572
    65            240,572         14,025        243,353       200,000     240,572     255,006       255,006      243,353
    66            243,353         14,025        246,302       200,000     243,353     255,006       255,006      246,302
    67            246,302         14,025        249,486       200,000     246,302     255,006       255,006      249,486
    68            249,486         14,025        252,926       200,000     249,486     255,006       255,006      252,926
    69            252,926         14,025        256,640       200,000     252,926     255,006       255,006      256,640
    70            256,640         24,115        250,546       200,000     256,640     255,006       256,640      250,546
    71            250,546         13,573        254,603       192,324     246,790     245,219       246,790      254,603
    72            254,603         14,003        260,968       192,324     254,603     245,219       254,603      260,968
    73            260,968         14,353        267,492       192,324     260,968     245,219       260,968      267,492
    74            267,492         14,712        274,180       192,324     267,492     245,219       267,492      274,180
    75            274,180         15,080        281,034       192,324     274,180     245,219       274,180      281,034
    76            281,034         15,457        288,060       192,324     281,034     245,219       281,034      288,060
    77            288,060         15,843        295,261       192,324     288,060     245,219       288,060      295,261
    78            295,261         16,239        302,643       192,324     295,261     245,219       295,261      302,643
    79            302,643         16,645        310,209       192,324     302,643     245,219       302,643      310,209
    80            310,209         17,061        317,964       192,324     310,209     245,219       310,209      317,964
    81            317,964         17,488        325,913       192,324     317,964     245,219       317,964      325,913
    82            325,913         17,925        334,061       192,324     325,913     245,219       325,913      334,061
    83            334,061         18,373        342,413       192,324     334,061     245,219       334,061      342,413
    84            342,413         18,833        350,973       192,324     342,413     245,219       342,413      350,973
    85            350,973         19,304        359,747       192,324     350,973     245,219       350,973      359,747
    86            359,747         19,786        368,741       192,324     359,747     245,219       359,747      368,741
    87            368,741         20,281        377,960       192,324     368,741     245,219       368,741      377,960
    88            377,960         20,788        387,409       192,324     377,960     245,219       377,960      387,409
    89            387,409         21,307        397,094       192,324     387,409     245,219       387,409      397,094
    90            397,094         21,840        407,021       192,324     397,094     245,219       397,094      407,021
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

          (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

          (5) the contract earns a net return of 8% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.


                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    72           $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    73            106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    74            114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    75            122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    76            131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    77            140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    78            149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    79            160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    80            171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    81            183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    82            196,456         14,577        195,603       200,000     196,456     208,243       208,243      195,603
    83            195,603         14,577        194,638       200,000     196,456     208,243       208,243      194,638
    84            194,638         14,577        193,595       200,000     196,456     208,243       208,243      193,595
    85            193,595         14,577        192,469       200,000     196,456     208,243       208,243      192,469
    86            192,469         14,577        191,253       200,000     196,456     208,243       208,243      191,253
    87            191,253         14,577        189,939       200,000     196,456     208,243       208,243      189,939
    88            189,939         14,577        188,521       200,000     196,456     208,243       208,243      188,521
    89            188,521         14,577        186,988       200,000     196,456     208,243       208,243      186,988
    90            186,988         14,577        185,334       200,000     196,456     208,243       208,243      185,334
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

          (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

          (5) the contract earns a net return of 8% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.


                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    72           $100,000        $     0       $106,471      $100,000    $100,000    $106,000      $106,000     $106,471
    73            106,471              0        113,394       100,000     106,471     112,859       112,859      113,394
    74            113,394              0        120,801       100,000     113,394     120,198       120,198      120,801
    75            120,801              0        128,726       100,000     120,801     128,049       128,049      128,726
    76            128,726              0        137,203       100,000     128,726     136,449       136,449      137,203
    77            137,203              0        146,274       100,000     137,203     145,436       145,436      146,274
    78            146,274              0        155,977       100,000     146,274     155,050       155,050      155,977
    79            155,977              0        166,359       100,000     155,977     165,336       165,336      166,359
    80            166,359              0        177,466       100,000     166,359     176,340       176,340      177,466
    81            177,466              0        189,349       100,000     177,466     188,114       188,114      189,349
    82            189,349         14,050        188,012       200,000     189,349     200,710       200,710      188,012
    83            188,012         14,050        186,598       200,000     189,349     200,710       200,710      186,598
    84            186,598         14,050        185,143       200,000     189,349     200,710       200,710      185,143
    85            185,143         14,050        183,644       200,000     189,349     200,710       200,710      183,644
    86            183,644         14,050        182,097       200,000     189,349     200,710       200,710      182,097
    87            182,097         14,050        180,499       200,000     189,349     200,710       200,710      180,499
    88            180,499         14,050        178,845       200,000     189,349     200,710       200,710      178,845
    89            178,845         14,050        177,132       200,000     189,349     200,710       200,710      177,132
    90            177,132         14,050        175,290       200,000     189,349     200,710       200,710      175,290
--------------------------------------------------------------------------------------------------------------------------

Part A and Part B of Pre-Effective Amendment No. 1 to the Registration Statement, which was filed with the Securities and Exchange Commission on May 23, 2008, are incorporated by reference into this Post-Effective Amendment No. 2 to the Registration Statement.

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

 (1)(a) Resolution of Board of Directors of Genworth Life Insurance Company of New York authorizing the establishment of Genworth Life of New
              York VA Separate Account 2. Previously filed on March 12, 2008, with the Initial Registration Statement on Form N-4 for Genworth Life of
              New York VA Separate Account 2, Registration No. 333-149656.

 (2)          Not Applicable.

 (3)(a)       Underwriting Agreement between GE Capital Life Insurance Company of
              New York and Capital Brokerage Corporation. Previously filed on May
              13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE
              Capital Life Separate Account II, Registration No. 333-39955.

 (3)(b)       Dealer Sales Agreement. Previously filed on May 13, 1998 with
              Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life VA
              Separate Account II, Registration No. 333-39955.

 (4)(a)(i)    Form of Contract, NY1166C 01/08. Previously filed on March 12, 2008, with the Initial Registration Statement on Form N-4 for Genworth Life
              of New York VA Separate Account 2, Registration No. 333-149656.

 (4)(a)(ii)   Form of Contract, NY1166D 01/08. Previously filed on March 12, 2008, with the Initial Registration Statement on Form N-4 for Genworth Life
              of New York VA Separate Account 2, Registration No. 333-149656.

 (4)(a)(iii)  Surrender Charge Endorsement, NY5345 3/07. Previously filed on March
              12, 2008, with the Initial Registration Statement on Form N-4 for
              Genworth Life of New York VA Separate Account 2, Registration No.
              333-149656.

 (4)(a)(iv)   Waiver of Surrender Charge Endorsement, NY5346 3/07. Previously filed on March 12, 2008, with the Initial Registration Statement on Form
              N-4 for Genworth Life of New York VA Separate Account 2, Registration
              No. 333-149656.

 (4)(a)(v)    Optional Death Proceeds Endorsement, NY5344 3/07. Previously filed on
              March 12, 2008, with the Initial Registration Statement on Form N-4 for Genworth Life of New York VA Separate Account 2, Registration No.
              333-149656.

 (4)(a)(vi)   IRA Endorsement, NY5369 8/07. Previously filed on March 12, 2008, with the Initial Registration Statement on Form N-4 for Genworth Life
              of New York VA Separate Account 2, Registration No. 333-149656.

 (4)(a)(vii)  Roth IRA Endorsement, NY5370 8/07. Previously filed on March 12,
              2008, with the Initial Registration Statement on Form N-4 for
              Genworth Life of New York VA Separate Account 2, Registration No.
              333-149656.

 (4)(a)(viii) Payment Choice Endorsement, NY5357 06/07. Previously filed on March
              12, 2008, with the Initial Registration Statement on Form N-4 for
              Genworth Life of New York VA Separate Account 2, Registration No.
              333-149656.

 (4)(a)(ix)   Death Benefit Endorsement, NY5360 07/07. Previously filed on March
              12, 2008, with the Initial Registration Statement on Form N-4 for
              Genworth Life of New York VA Separate Account 2, Registration No.
              333-149656.

 (4)(a)(x)    [Reserved.]

 (4)(b)(i)(a) Guaranteed Minimum Withdrawal Benefit for Life Rider, NY5362 09/07.
              Previously filed on March 12, 2008, with the Initial Registration
              Statement on Form N-4 for Genworth Life of New York VA Separate
              Account 2, Registration No. 333-149656.

 (4)(b)(i)(b) Guaranteed Minimum Withdrawal Benefit for Life Rider, NY5362DB 09/07.
              Previously filed on March 12, 2008, with the Initial Registration
              Statement on Form N-4 for Genworth Life of New York VA Separate
              Account 2, Registration No. 333-149656.

 (4)(b)(i)(c) Guaranteed Minimum Withdrawal Benefit for Life Rider, NY5409 07/09
              and NY5409DB 07/09. Previously filed on August 26, 2008 with
              Post-Effective Amendment No. 21 to Form N-4 for Genworth Life of New
              York VA Separate Account 1, Registration No. 333-97085.

 (4)(c)(i)(a) Annual Step-Up Death Benefit Rider, NY5237 1/03. Previously filed on
              March 12, 2008, with the Initial Registration Statement on Form N-4 for Genworth Life of New York VA Separate Account 2, Registration No.
              333-149656.

 (5)          Form of Application. Previously filed on May 3, 2007 with
              Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
              York VA Separate Account 1, Registration No. 333-140908.

 (6)(a)       Amended and Restated Articles of Incorporation of Genworth Life
              Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 10 to Form N-4 for Genworth Life of
              New York VA Separate Account 1, Registration No. 333-97085.

 (6)(b)       By-Laws of Genworth Life Insurance Company of New York. Previously
              filed on January 3, 2006 with Post-Effective Amendment No. 10 to Form
              N-4 for Genworth Life of New York VA Separate Account 1, Registration
              No. 333-97085.

 (7)          Not Applicable.

 (8)(a)       Form of Participation Agreement between Genworth Life Insurance
              Company of New York and Invesco AIM Distributors, Inc. Previously
              filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 2, Registration No.
              333-149656.

 (8)(b)       Form of Participation Agreement between Genworth Life Insurance
              Company of New York, AllianceBernstein Investor Services, Inc. and
              AllianceBernstein Investments, Inc. Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of
              New York VA Separate Account 2, Registration No. 333-149656.

 (8)(c)       Form of Participation Agreement between Genworth Life Insurance
              Company of New York, Allianz Global Investors Fund Management LLC and
              Allianz Global Investors Distributors LLC. Previously filed on May
              23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth
              Life of New York VA Separate Account 2, Registration No. 333-149656.

 (8)(d)       Form of Participation Agreement between Genworth Life Insurance
              Company of New York, American Century Investment Services, Inc. and
              American Century Services, LLC. Previously filed on May 23, 2008 with
              Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
              York VA Separate Account 2, Registration No. 333-149656.

 (8)(e)       Form of Participation Agreement between Genworth Life Insurance
              Company of New York, BlackRock Advisors, LLC and BlackRock
              Distributors, Inc. Previously filed on May 23, 2008 with
              Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
              York VA Separate Account 2, Registration No. 333-149656.

 (8)(f) Form of Participation Agreement between Genworth Life Insurance
        Company of New York, Calamos Financial Services LLC and Calamos
        Advisors LLC. Previously filed on May 23, 2008 with Pre-Effective
        Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate
        Account 2, Registration No. 333-149656.

 (8)(g) Form of Participation Agreement between Genworth Life Insurance
        Company of New York and Cohen & Steers Capital Management, Inc.
        Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 2,
        Registration No. 333-149656.

 (8)(h) Form of Participation Agreement between Genworth Life Insurance
        Company of New York, Capital Brokerage Corporation and Columbia
        Management Distributors, Inc.. Previously filed on May 23, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
        York VA Separate Account 2, Registration No. 333-149656.

 (8)(i) Form of Participation Agreement between Genworth Life Insurance
        Company of New York, Davis New York Venture Fund and Davis Selected
        Advisers, L.P. Previously filed on May 23, 2008 with Pre-Effective
        Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate
        Account 2, Registration No. 333-149656.

 (8)(j) Form of Participation Agreement between Genworth Life Insurance
        Company of New York and Eaton Vance Distributors, Inc. Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 2, Registration No.
        333-149656.

 (8)(k) Form of Participation Agreement between Genworth Life Insurance
        Company of New York and Evergreen Investment Services, Inc.
        Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 2,
        Registration No. 333-149656.

 (8)(l) Form of Participation Agreement between Genworth Life Insurance
        Company of New York and Federated Securities Corp. Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for
        Genworth Life of New York VA Separate Account 2, Registration No.
        333-149656.

 (8)(m) Form of Participation Agreement between Genworth Life Insurance
        Company of New York and Fidelity Distributors Corporation. Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 2, Registration No.
        333-149656.

 (8)(n) Form of Participation Agreement between Genworth Life Insurance
        Company of New York and Franklin Templeton Distributors, Inc.
        Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 2,
        Registration No. 333-149656.

 (8)(o) Form of Participation Agreement between Genworth Life Insurance
        Company of New York, GE Funds and GE Investment Distributors, Inc.
        Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 2,
        Registration No. 333-149656.

 (8)(p) Form of Participation Agreement between Genworth Life Insurance
        Company of New York, Janus Distributors LLC and Janus Services LLC.
        Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 2,
        Registration No. 333-149656.

 (8)(q) Form of Participation Agreement between Genworth Life Insurance
        Company of New York, JPMorgan Advisors Inc. and JPMorgan Funds
        Management, Inc.. Previously filed on May 23, 2008 with Pre-Effective
        Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate
        Account 2, Registration No. 333-149656.


 (8)(r) Form of Participation Agreement between Genworth Life Insurance
        Company of New York, Capital Brokerage Corporation and Legg Mason
        Investor Services, LLC. Previously filed on May 23, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
        York VA Separate Account 2, Registration No. 333-149656.

 (8)(s) Form of Participation Agreement between Genworth Life Insurance
        Company of New York and Lord Abbett Distributor LLC. Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for
        Genworth Life of New York VA Separate Account 2, Registration No.
        333-149656.

 (8)(t) Form of Participation Agreement between Genworth Life Insurance
        Company of New York, OppenheimerFunds Distributor Inc. and
        OppenheimerFunds Inc. Previously filed on May 23, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
        York VA Separate Account 2, Registration No. 333-149656.

 (8)(u) Form of Participation Agreement between Genworth Life Insurance
        Company of New York, Prudential Investments LLC and Prudential Mutual
        Fund Services LLC. Previously filed on May 23, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
        York VA Separate Account 2, Registration No. 333-149656.

 (8)(v) Form of Participation Agreement between Genworth Life Insurance
        Company of New York, Putnam Retail Management Limited Partnership and
        Putnam Fiduciary Trust Company. Previously filed on May 23, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
        York VA Separate Account 2, Registration No. 333-149656.

 (8)(w) Form of Participation Agreement between Genworth Life Insurance
        Company of New York, T. Rowe Price Investment Services, Inc. and T.
        Rowe Price Services, Inc.. Previously filed on May 23, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
        York VA Separate Account 2, Registration No. 333-149656.

 (8)(x) Form of Participation Agreement between Genworth Life Insurance
        Company of New York and Thornburg Investment Management, Inc.
        Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 2,
        Registration No. 333-149656.

 (8)(y) Form of Participation Agreement between Genworth Life Insurance
        Company of New York, Van Kampen Comstock Fund, Van Kampen Funds Inc.
        and Van Kampen Asset Management. Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of
        New York VA Separate Account 2, Registration No. 333-149656.

 (9)    Opinion and Consent of Heather C. Harker, Counsel for Genworth Life
        Insurance Company of New York. Previously filed on May 23, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
        York VA Separate Account 2, Registration No. 333-149656.

 (10) Consent of Independent Registered Public Accounting Firm. Previously filed on May 23, 2008 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 2, Registration No.
        333-149656.

 (11)   Not Applicable.

 (12)   Not Applicable.

 (13)   Power of Attorney. Previously filed on May 23, 2008 with
        Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
        York VA Separate Account 2, Registration No. 333-149656.

 (14)   Power of Attorney for Kelly L. Groh. Previously filed on August 27,
        2008 with Post-Effective Amendment No. 1 to Form N-4 for Genworth
        Life of New York VA Separate Account 2, Registration No. 333-149656.

 (15) Power of Attorney for Harry D. Dunn and Alexandra Duran. Filed herewith.

Item 25.  Directors and Officers of the Depositor


       Name                    Address                      Position with Company
       ----                    -------                       ---------------------
David J. Sloane..... 666 Third Avenue, 9th Floor  Director, Chairperson of the Board,
                     New York, New York 10017     President and Chief Executive Officer
Marshal S. Belkin... 345 Kear Street              Director
                     Yorktown Heights,
                     New York 10598
Ward E. Bobitz...... 6620 West Broad Street       Director, Vice President and Assistant
                     Richmond, Virginia 23230     Secretary
Richard I. Byer..... 11 Westwind Road             Director
                     Yonkers, New York 10710
Paul A. Haley....... 6610 West Broad Street       Director, Senior Vice President and Chief
                     Richmond, Virginia 23230     Actuary
Jerry S. Handler.... 151 West 40th Street         Director
                     New York, New York 10018
Pamela S. Schutz.... 6610 West Broad Street       Director and Executive Vice President
                     Richmond, Virginia 23230
Geoffrey S. Stiff... 6610 West Broad Street       Director and Senior Vice President
                     Richmond, Virginia 23230
Thomas M. Stinson... 6630 West Broad Street       Director and President, Long Term Care
                     Richmond, Virginia 23230     Division
Terrence O. Jones... 7 Times Square Tower         Director
                     Suite 1906
                     New York, New York 10036
Kelly L. Groh....... 6610 West Broad Street       Director, Senior Vice President and Chief
                     Richmond, Virginia 23230     Financial Officer
Alexandra Duran..... 150 E. 85th Street           Director
                     New York, New York 10028
Harry D. Dunn....... 700 Main Street              Director and Senior Vice President
                     Lynchburg, Virginia 24504
Brian J. Mason...... 6610 West Broad Street       Vice President and Chief Compliance
                     Richmond, Virginia 23230     Officer
Thomas E. Duffy..... 6610 West Broad Street       Senior Vice President, General Counsel and
                     Richmond, Virginia 23230     Secretary
Ronald P. Joelson... 6620 West Broad Street       Senior Vice President and Chief Investment
                     Richmond, Virginia 23230     Officer
John Connolly....... 6620 West Broad Street       Senior Vice President, Long Term Care
                     Richmond, Virginia 23230     Division
Elena K. Edwards.... 700 Main Street              Senior Vice President
                     Lynchburg, Virginia 24504
William C. Goings,   700 Main Street              Senior Vice President
  II................ Lynchburg, Virginia 24504
Christopher J. Grady 6610 West Broad Street       Senior Vice President
                     Richmond, Virginia 23230
Patrick B. Kelleher. 6620 West Broad Street       Senior Vice President
                     Richmond, Virginia 23230
Scott J. McKay...... 6620 West Broad Street       Senior Vice President
                     Richmond, Virginia 23230
Leon E. Roday....... 6620 West Broad Street       Senior Vice President
                     Richmond, Virginia 23230

       Name                  Address                  Position with Company
       ----                   -------                  ---------------------
James H. Reinhart... 6610 West Broad Street    Senior Vice President
                     Richmond, Virginia 23230
Heather C. Harker... 6610 West Broad Street    Vice President and Associate General
                     Richmond, Virginia 23230  Counsel
Jac J. Amerell...... 6610 West Broad Street    Vice President and Controller
                     Richmond, Virginia 23230
Gary T. Prizzia..... 6620 West Broad Street    Treasurer
                     Richmond, Virginia 23230
Matthew P. Sharpe... 6610 West Broad Street    Vice President
                     Richmond, Virginia 23230

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]



Item 27.  Number of Contract Owners


   There were 78 owners of Qualified Contracts as of December 11, 2008.


Item 28.  Indemnification

   (a) Article VII of the By-Laws of Genworth Life Insurance Company of New York (formerly, GE Capital Life Insurance Company of New York) provides that:

      1. To the fullest extent allowed under New York Law, including New York Business Corporation Law, the Company shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interest of the Company, and with respect to any criminal action, had no reasonable cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had any reasonable cause to believe his conduct unlawful.

      2. To the fullest extent allowed under New York Law, including New York Business Corporation law, the Company shall indemnify each director, officer or employee of the Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith for a purpose which he reasonably believed to be in the best interests of the Company.

      3. Notice to the Superintendent of Insurance for the State of New York of any payment of indemnification, advancement or allowance under Subsections 1 and 2 above shall be made at least thirty (30) days prior thereto in accordance with the requirements of Section 1216 of New York Insurance Law.

      4. For the purposes of this section, the Company shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Company also imposes duties on, or-otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interests of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Company.

      5. Any indemnification under Subsections 1 and 2 (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Subsections 1 and 2. Such determination shall be made:

          a. by the Board of Directors of the Company by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding; or

          b. if such quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, (1) by the Board upon the opinion of independent legal counsel in a written opinion; or, (2) by the Stockholders of the Company.

      6. Expenses (including attorney's fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Company in advance of the final disposition of such action, suit, or proceeding as authorized in the manner provided in Subsection 3 upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Company in case the person receiving the advancement or allowance is ultimately found not to be entitled to indemnification, or when indemnification is granted to the extent such advances exceed the indemnification to which he is entitled.

      7. The Company shall have the power to the fullest extent allowed under New York Law, including New York Business Corporation law, to indemnify any person referred to in this Section.

      8. Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Company and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

      9. The foregoing rights and indemnification shall not be exclusive of any other rights and indemnifications to which the directors, officers and employees of the Company may be entitled according to law.

      10. Provisions of Article VII as set forth above shall constitute a contract between the Company and the directors.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise under circumstances where the burden of proof set forth in section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life of New York VL Separate Account 1, Genworth Life of New York VA Separate Account 1 and Genworth Life of New York VA Separate Account 2.

   (b)


         Name                   Address             Positions and Offices with Underwriter
         ----                    -------            --------------------------------------
Christopher J. Grady... 6610 W. Broad St.         Director, President and Chief Executive
                        Richmond, VA 23230        Officer
Geoffrey S. Stiff...... 6610 W. Broad St.         Director and Senior Vice President
                        Richmond, VA 23230
John G. Apostle, II.... 6620 W. Broad St.         Director
                        Richmond, VA 23230
Patrick B. Kelleher.... 6610 W. Broad St.         Senior Vice President
                        Richmond, VA 23230
Edward J. Wiles, Jr.... 3001 Summer St.,          Senior Vice President
                        2nd Floor
                        Stamford, CT 06905
Scott E. Wolfe......... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                        Richmond, VA 23230        Officer
Kelly L. Groh.......... 6610 W. Broad Street      Chief Financial Officer
                        Richmond, Virginia 23230
James H. Reinhart...... 6610 W. Broad St.         Vice President
                        Richmond, VA 23230
Michele L. Trampe...... 6610 W. Broad St.         Vice President and Controller
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street      Treasurer
                        Richmond, VA 23230

         Name                Address        Positions and Offices with Underwriter
         ----                 -------       --------------------------------------
Gabor Molnar........... 6610 W. Broad St.     Financial & Operations Principal
                        Richmond, VA 23230

   (c)

                                     (2)
            (1)                Net Underwriting      (3)           (4)
          Name of               Discounts and   Compensation    Brokerage      (5)
    Principal Underwriter        Commissions    on Redemption  Commissions Compensation
    ---------------------      ---------------- -------------  ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable    11.0%         $0

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life Insurance Company of New York at its Service Center at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life Insurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life Insurance Company of New York.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life Insurance Company of New York represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 19th day of December, 2008.


                                   GENWORTH LIFE OF NEW YORK VA SEPARATE
                                     ACCOUNT 2
                                   (Registrant)

                                   By:          /s/  MATTHEW P. SHARPE
                                        -----------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President

                                   GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                                   (Depositor)

                                   By:          /s/  MATTHEW P. SHARPE
                                        -----------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


       Signature                         Title                        Date
       ---------                         -----                         ----

 /S/  DAVID J. SLOANE*   Director, Chairperson of the Board,    December 19, 2008
------------------------   President and Chief Executive
    David J. Sloane        Officer

/S/  MARSHAL S. BELKIN*  Director                               December 19, 2008
------------------------
   Marshal S. Belkin

 /S/  WARD E. BOBITZ*    Director, Vice President and           December 19, 2008
------------------------   Assistant Secretary
    Ward E. Bobitz

 /S/  RICHARD I. BYER*   Director                               December 19, 2008
------------------------
    Richard I. Byer

  /S/  PAUL A. HALEY*    Director, Senior Vice President and    December 19, 2008
------------------------   Chief Actuary
     Paul A. Haley

/S/  JERRY S. HANDLER*   Director                               December 19, 2008
------------------------
   Jerry S. Handler

 /S/  ALEXANDRA DURAN*   Director                               December 19, 2008
------------------------
    Alexandra Duran

       Signature                         Title                        Date
       ---------                         -----                         ----

/S/  PAMELA S. SCHUTZ*   Director and Executive Vice President  December 19, 2008
------------------------
   Pamela S. Schutz

/S/  GEOFFREY S. STIFF*  Director and Senior Vice President     December 19, 2008
------------------------
   Geoffrey S. Stiff

/S/  THOMAS M. STINSON*  Director and President, Long Term      December 19, 2008
------------------------   Care Division
   Thomas M. Stinson

  /S/  HARRY D. DUNN*    Director and Vice President            December 19, 2008
------------------------
     Harry D. Dunn

/S/  TERRENCE O. JONES*  Director                               December 19, 2008
------------------------
   Terrence O. Jones

  /S/  KELLY L. GROH*    Director, Senior Vice President and    December 19, 2008
------------------------   Chief Financial Officer
     Kelly L. Groh

 /S/  JAC J. AMERELL*    Vice President and Controller          December 19, 2008
------------------------
    Jac J. Amerell



*By:  /s/  MATTHEW P. SHARPE  , pursuant to Power of         December 19, 2008
      ----------------------    Attorney executed on March
        Matthew P. Sharpe       31, 2008, August 15, 2008
                                and December 15, 2008.